Selected Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Selected Balance Sheet Components

3. Selected Balance Sheet Components

Property and equipment, net

Property and equipment at March 31, 2024 and December 31, 2023 net of accumulated depreciation expenses was as follows (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Computer equipment	$31	$30
Equipment	850	837
Software	96	96
Total property and equipment	977	963
Less accumulated depreciation	(413)	(390)
Total property and equipment, net	$564	$573

Depreciation expense for the periods ended March 31, 2024 and 2023 totaled approximately $23,000 and $13,000, respectively.

Intangible assets, net

At March 31, 2024, intangible assets, primarily consisting of acquired IPR&D with alternative use and patents, and accumulated amortization were as follows (in thousands):

March 31, 2024 (unaudited)
Intangible assets	$576
Accumulated amortization	(2)
Total intangible assets, net	$574

The Company recognized approximately $2,000 in amortization expense of intangible assets, included in research and development expenses, for the three months ended March 31, 2024. The Company did not have intangible assets prior to the Merger which consummated on March 26, 2024.

Amortization of intangible assets for periods subsequent to March 31, 2024 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2024	98
2025	131
2026	132
Thereafter	213
Total	$574

Accounts payable and accrued liabilities

At March 31, 2024 and December 31, 2023, accounts payable and accrued liabilities were comprised of the following (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Accounts payable	$2,605	$580
Accrued compensation	111	13
Accrued vendors and other expenses	1,297	570
Total accounts payable and accrued liabilities	$4,013	$1,163

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Selected Balance Sheet Components

3. Selected Balance Sheet Components

Intangible Assets, Net

On August 13, 2018, AgeX entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Escape Therapeutics, Inc. (“Escape”) pursuant to which AgeX acquired certain patents and patent applications related primarily to methods of modifying cells and tissues and certain pluripotent stem cell lines so as to reduce their risk of being rejected when transplanted. This technology is called “UniverCyte™.” AgeX paid Escape $1,072,436 in cash and issued 2,274 shares of AgeX common stock, with an approximate value of $240,000, for aggregate acquisition cost of $1.3 million for the UniverCyte™ assets. The Purchase Agreement was considered an asset acquisition rather than a business combination in accordance with ASC 805-50, Business Combinations.

ASC 730-10-25(c), Research and Development – Intangible Assets Purchased from Others, provides guidance for acquisition and capitalization of the cost of intangible assets purchased from others in an asset acquisition that have alternative future uses in other research and development projects. These intangible assets are referred to as acquired IPR&D with alternative future uses and are accounted for as intangible assets and amortized to research and development over their useful life. Acquired IPR&D in an asset acquisition that does not have any alternative future uses is expensed under the same guidance. As an initial focus, AgeX intends to use the UniverCyte™ technology in the development of its two lead products, AGEX-BAT1 and AGEX-VASC1 for the treatment of Type II diabetes and cardiovascular aging, respectively. Accordingly, AgeX recorded the UniverCyte™ technology acquired from Escape as IPR&D intangible assets with alternative future uses in accordance with ASC 730-10-25(c) and is amortizing those assets to research and development expense over their estimated 10-year useful life.

In addition to the purchase price, AgeX will pay Escape a royalty of less than 1% on net sales of products, processes and services under the acquired patents if the assets are commercialized. Additional shares of AgeX common stock totaling up to $4.3 million of market value will also be issued to Escape upon the attainment of development and regulatory approval milestones by AgeX for each product covered by the acquired patents. Contingent consideration in an asset acquisition is generally recorded when probable and estimable in accordance with ASC 450, Contingencies. Accordingly, none of the milestone payments have been accrued since the attainment of any milestone in the Purchase Agreement was not probable as of December 31, 2023.

AgeX estimated the future undiscounted cash flows expected to be received from the assets developed through the use of the UniverCyte™ technology when commercialized. The estimate of the future undiscounted cash flows considered AgeX’s financial condition and the royalties that may become payable to Escape.

At December 31, 2023 and 2022, intangible assets, primarily consisting of acquired IPR&D and patents, and accumulated amortization were as follows (in thousands):

	December 31,
	2023	2022
Intangible assets	$1,312	$1,312
Accumulated amortization	(705)	(574)
Total intangible assets, net	$607	$738

AgeX recognized $131,000 and $132,000 in amortization expense of intangible assets, included in research and development expenses, for the years ended December 31, 2023 and 2022, respectively.

Amortization of intangible assets for periods subsequent to December 31, 2023 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2024	$131
2025	131
2026	132
2027	131
2028	82
Total	$607

Accounts Payable and Accrued Liabilities

At December 31, 2023 and 2022, accounts payable and accrued liabilities were comprised of the following (in thousands):

	December 31,
	2023	2022
Accounts payable	$1,413	$568
Accrued vendors and other expenses	529	273
Accrued compensation and severance expenses	234	193
Total accounts payable and accrued liabilities	$2,176	$1,034